Fair Value Disclosures - Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Disclosure, Reset Period of Auction Rate Certificate Interest Rates	28 days
Derivative Credit Risk Valuation Adjustment, Derivative Assets and Liabilities	$ 0	$ 600,000
Lower of Cost or Fair Value Adjustment on Loans Held for Sale	0	(5,943,000)
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets and Liabilities, Fair Value Disclosure	$ 6,800,000,000	$ 7,100,000,000
Fair Value, Assets and Liabilities Fair Value as Percent of Total Assets	51.00%	56.00%
Fair Value, Assets and Liabilities, Fair Value as Percent of Total Financial Instruments Measured at Fair Value	73.00%	73.00%